(Impairments)/reversal of impairments	12 Months Ended
Dec. 31, 2020
Disclosure of impairment loss and reversal of impairment loss [abstract]
(Impairments)/reversal of impairments
10. (Impairments)/reversal of impairments

Figures in million – SA rand	Note	2021	2020	2019
Impairment of mining assets		(5,148)	(1)	(6)
Impairment of goodwill	17	—	—	(54)
Reversal of impairment/(impairment) of equity-accounted investee		—	120	(12)
Other reversal of impairment		—	2	—
Impairment of loan to equity-accounted investee		—	—	(14)
Total (impairments)/reversal of impairments		(5,148)	121	(86)
31 December 2021
Impairment to the Driefontein, Kloof and Beatrix mining assets
At 31 December 2021, a number of factors were identified that negatively impact the ability of the Driefontein, Kloof and Beatrix operations to recover the carrying value of mining assets over their respective remaining life-of-mines. The impairment calculation detailed below is most sensitive to cost base changes, commodity prices, production levels, discount rates and rand/US dollar exchange rates.
Above inflationary increases are expected in major cost components, in particular electricity and labour cost increases which affect all three operations. Consensus commodity long-term prices indicate that forecast gold prices are lower than the spot price of US$1,829/oz at 31 December 2021. Lower commodity prices will have a significant adverse impact on the ability of these already marginal operations to generate positive cash flows when considering the continued increase in the cost base of the operations. In FY2020, there was an overall decrease in market interest rates, while these rates showed a marginal increase in H1 2021 and further increases in H2 2021. The continued increases in market interest rates negatively impacts the value in use calculation by increasing the cost of debt element of the discount rate applied. Furthermore, the long-term consensus forecast rand exchange rate against the US dollar shows a strengthening of the rand in FY2022 compared to prior year forecasts. Since the revenue of the operations is converted to rand, a stronger rand will have an adverse impact on the profitability of the operations.
The above considerations, coupled with ageing infrastructure and declining life-of-mines, impacted forecast cash flows and led to the recognition of impairment losses at 31 December 2021 on the Driefontein, Kloof and Beatrix reportable segments of R212 million, R3,642 million and R1,293 million, respectively. These operations are included under SA gold in the segment report (refer note 2) and each represent a separate cash-generating unit (CGU).
The CGUs were impaired to their respective recoverable amounts based on a value in use calculation in which future expected cash flows are discounted to a present value based on an appropriate discount rate.
The assumptions applied in the value in use impairment calculation as well as the recoverable amount for each of the CGUs are set out below:

		Driefontein	Kloof	Beatrix
Weighted average gold price[1]	R/kg	770,182	764,176	816,271
Exchange rate[1]		15.0	15.0	15.0
Inflation rate[2]	%	6.0	6.0	6.0
Nominal discount rate[3]	%	13.3	13.5	11.5
Life-of-mine[4]	years	8	9	4
Recoverable amount	R million	3,905	2,815	210
[1] The weighted average gold prices and the exchange rate were derived by considering various bank and commodity broker consensus forecasts
[2] The inflation rate is based on historical mining inflation, projected electricity and labour cost increases and the forecast South African inflation rate
[3] The nominal discount rate is calculated as the weighted average cost of capital of the respective CGUs
[4] Periods longer than five years are considered appropriate based on the nature of the operations since a formally approved life-of-mine plan is used to determine cash flows over the life of each mine based on the available reserves
31 December 2020
Reversal of impairment on investment in Rand Refinery Proprietary Limited (Rand Refinery)
Historically recognised impairment of the Group’s investment in the equity-accounted Rand Refinery amounting to R120 million was reversed at 31 December 2020 due to improvement in the investees financial position and forecasted return to stable dividend payments. The investment in Rand Refinery is accounted for in the SA gold corporate segment.
31 December 2019
Impairment of Qinisele Resources
The goodwill that arose on the acquisition of Qinisele Resources cannot be attributed to any current Sibanye-Stillwater operating CGUs (refer note 16.3). Qinisele Resources will perform an internal corporate function, mostly responsible for identifying, assessing and executing corporate actions. The business acquired will not generate external cash flows and has no future external mandates. Due to the factors mentioned, the recoverable amount of goodwill resulting from the application of IFRS 3 has been calculated at zero and fully impaired at year-end.